Leases (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2019
Leases [Abstract]
Rent payment	$ 12	$ 15		$ 13
Rent payment agreement, description	During November 2020the Company signed an additional lease agreement, for leasing another office complex through June 30, 2023.	During June 2020, the Company entered into an additional office lease agreement, expanded the space leased in 2019, through June 30, 2023.		On December 31,2021, the Company exercised its option to extend the lease for additional period of 24 months.
Vehicles lease, description	The lease agreement is effective through June 30, 2023 and the monthly payment for this agreement is approximately $12 thousand.
Vehicle lease payment	$ 12
Payment for agreements			$ 5
Fabrication facility and research developmental center description			In 2021 Nanox Korea leased approximately 390 square meters of space for a temporary fabrication facility and approximately 200 square meters of space for a research and development center in Korea.
Payments for rent			$ 12
management fee			$ 4